Guarantor - Condensed Consolidated Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Net sales	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Operating costs and expenses:
Cost of materials and other	1,388	1,556	1,560	1,179	1,366	1,149	1,229	1,209	5,683	4,953	3,867
Direct operating expenses (exclusive of depreciation and amortization shown below)	127	120	140	130	131	140	121	124	517	516	503
Depreciation and amortization									263	247	220
Cost of sales									6,463	5,716	4,590
Selling, general and administrative expenses									112	113	110
Depreciation and amortization									11	11	9
Loss on asset disposals									6	3	1
Operating income	124	164	108	136	(4)	72	(7)	84	532	145	72
Other income (expense):
Interest expense, net									(102)	(109)	(83)
Other income, net									15	2	2
Income (loss) from subsidiaries									0	0	0
Income (loss) before income taxes									445	38	(9)
Income tax expense (benefit)									79	(220)	(19)
Net income	95	108	70	93	210	35	(28)	41	366	258	10
Less: Net income (loss) attributable to noncontrolling interest	22	28	24	33	(10)	1	(10)	14	107	(5)	(15)
Net income attributable to CVR Energy stockholders	$ 73	$ 80	$ 46	$ 60	$ 220	$ 34	$ (18)	$ 27	259	263	25
Intercompany Elimination
Condensed Income Statements, Captions [Line Items]
Net sales									(6)	(8)	(6)
Operating costs and expenses:
Cost of materials and other									(6)	(8)	(5)
Direct operating expenses (exclusive of depreciation and amortization shown below)									0	0	0
Depreciation and amortization									0	0	0
Cost of sales									(6)	(8)	(5)
Selling, general and administrative expenses									0	0	0
Depreciation and amortization									0	0	0
Loss on asset disposals									0	0	0
Operating income									0	0	(1)
Other income (expense):
Interest expense, net									0	0	0
Other income, net									0	0	0
Income (loss) from subsidiaries									(1,309)	(592)	(147)
Income (loss) before income taxes									(1,309)	(592)	(148)
Income tax expense (benefit)									0	0	0
Net income									(1,309)	(592)	(148)
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income attributable to CVR Energy stockholders									(1,309)	(592)	(148)
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Operating costs and expenses:
Cost of materials and other									0	0	0
Direct operating expenses (exclusive of depreciation and amortization shown below)									0	0	0
Depreciation and amortization									0	0	0
Cost of sales									0	0	0
Selling, general and administrative expenses									17	15	12
Depreciation and amortization									0	0	0
Loss on asset disposals									0	0	0
Operating income									(17)	(15)	(12)
Other income (expense):
Interest expense, net									0	0	0
Other income, net									0	0	5
Income (loss) from subsidiaries									273	272	27
Income (loss) before income taxes									256	257	20
Income tax expense (benefit)									(3)	(6)	(5)
Net income									259	263	25
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income attributable to CVR Energy stockholders									259	263	25
Subsidiary Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									0	0	0
Operating costs and expenses:
Cost of materials and other									0	0	0
Direct operating expenses (exclusive of depreciation and amortization shown below)									0	0	0
Depreciation and amortization									0	0	0
Cost of sales									0	0	0
Selling, general and administrative expenses									1	1	1
Depreciation and amortization									0	0	0
Loss on asset disposals									0	0	0
Operating income									(1)	(1)	(1)
Other income (expense):
Interest expense, net									(32)	(34)	(32)
Other income, net									0	0	0
Income (loss) from subsidiaries									558	222	105
Income (loss) before income taxes									525	187	72
Income tax expense (benefit)									0	0	0
Net income									525	187	72
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income attributable to CVR Energy stockholders									525	187	72
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									6,779	5,665	4,432
Operating costs and expenses:
Cost of materials and other									5,601	4,876	3,779
Direct operating expenses (exclusive of depreciation and amortization shown below)									358	359	354
Depreciation and amortization									191	173	162
Cost of sales									6,150	5,408	4,295
Selling, general and administrative expenses									60	14	15
Depreciation and amortization									8	8	6
Loss on asset disposals									5	3	0
Operating income									556	232	116
Other income (expense):
Interest expense, net									(7)	(11)	(2)
Other income, net									9	1	0
Income (loss) from subsidiaries									(46)	(88)	(64)
Income (loss) before income taxes									512	134	50
Income tax expense (benefit)									0	0	0
Net income									512	134	50
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income attributable to CVR Energy stockholders									512	134	50
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Net sales									351	331	356
Operating costs and expenses:
Cost of materials and other									88	85	93
Direct operating expenses (exclusive of depreciation and amortization shown below)									159	157	149
Depreciation and amortization									72	74	58
Cost of sales									319	316	300
Selling, general and administrative expenses									34	83	82
Depreciation and amortization									3	3	3
Loss on asset disposals									1	0	1
Operating income									(6)	(71)	(30)
Other income (expense):
Interest expense, net									(63)	(64)	(49)
Other income, net									6	1	(3)
Income (loss) from subsidiaries									524	186	79
Income (loss) before income taxes									461	52	(3)
Income tax expense (benefit)									82	(214)	(14)
Net income									379	266	11
Less: Net income (loss) attributable to noncontrolling interest									107	(5)	(15)
Net income attributable to CVR Energy stockholders									$ 272	$ 271	$ 26